Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Interest Rate Derivatives
The Company had the following outstanding interest rate derivatives that were designated as cash flow hedges of interest rate risk (in thousands, except number of instruments):

	Number of Instruments		Notional
Interest Rate Derivatives	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Interest rate swaps	4	—	$175,000	$—

Fair Value of Derivative Financial Instruments
The following table presents the fair value of the Company's derivative financial instruments as well as their classification on the consolidated balance sheets as of December 31, 2020 and December 31, 2019 (in thousands):

	Derivative Assets			Derivative Liabilities
		Fair Value as of December 31,			Fair Value as of December 31,
Derivatives Designated as Hedging Instruments:	Balance Sheet Location	2020	2019	Balance Sheet Location	2020	2019
Interest rate swaps	Other assets, net	$253	$—	Accounts payable, accrued expenses and other liabilities	$—	$—

Effect of Interest Rate Swaps
The following table presents the effect of the Company's interest rate swaps on the consolidated statements of operations and comprehensive income (loss) for the year ended December 31, 2020 and 2019 (in thousands):

	Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)		Location of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)

Derivatives in Cash Flow Hedging Relationships	2020	2019		2020	2019
Interest Rate Products	$227	$55	Interest expense, net	$(26)	$55

Schedule of Derivative Liabilities at Fair Value
The table below presents the Company’s derivative assets measured at fair value on a recurring basis as of December 31, 2020, aggregated by the level in the fair value hierarchy within which those measurements fall (in thousands):

	Fair Value Hierarchy Level
Description	Level 1	Level 2	Level 3	Total Fair Value
December 31, 2020
Derivative assets	$—	$253	$—	$253